Share Capital (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital [Abstract]
Schedule of Shares Issuable for Arrangement Options and Solaris Options	The following table shows the change in the shares issuable for Arrangement options and Solaris options during the years ended December 31, 2025 and 2024:
As at December 31,	2025	2024
Balance, start of year	14,165,000	10,556,688
Granted	3,100,000	5,880,000
Exercised[1]	(5,227,500)	(1,586,688)
Forfeited / Expired / Cancelled	(730,000)	(685,000)
Balance, end of year	11,307,500	14,165,000

[1]	Includes options cancelled as part of an exercise on a cashless basis.

Schedule of Black-Scholes Option Pricing Model for the Options Granted

The assumptions used in the Black-Scholes option pricing model for the options granted in the years ended December 31, 2025 and 2024 were as follows:

Weighted average	2025		2024
Exercise price per share issuable	C$	10.58	C$	3.65
Expected term (years)		5		5
Volatility		60%		56%
Expected dividend yield		–		–
Risk-free interest rate		3.07%		3.02%
Fair value per share		5.67		1.78

Schedule of Outstanding and Exercisable Options

The following is a summary of the Company’s outstanding and exercisable options as at December 31, 2025:

Outstanding				Exercisable
Grant date	Exercise price (C$)	Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)
March 16, 2021	$7.24	300,000	0.21	300,000	0.21
August 9, 2022	$7.36	200,000	1.61	150,000	1.61
February 24, 2023	$5.94	2,380,000	2.15	1,455,000	2.15
February 23, 2024	$3.79	900,000	3.15	525,000	3.15
September 18, 2024	$3.30	2,096,250	3.72	760,000	3.72
October 4, 2024	$3.32	236,250	3.76	56,250	3.76
November 19, 2024	$3.44	1,300,000	3.89	633,333	3.89
December 13, 2024	$4.56	175,000	3.95	43,750	3.95
December 20, 2024	$4.56	300,000	3.97	75,000	3.97
December 27, 2024	$5.00	320,000	3.99	-	-
December 10, 2025	$10.58	3,100,000	4.95	-	-
	6.18	11,307,500	3.59	3,998,333	2.77